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                                   May 3, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         Re:      Kobren Insight Funds (the "Trust")
                  File Nos. 333-12075/811-07813

Dear Sir or Madam:

         Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Trust's stand alone prospectuses for the Kobren Growth Fund and Delphi Value Fund and the stand alone Statements of Additional Information for the Kobren Growth Fund and Delphi Value Fund, do not differ from those contained in Post-Effective Amendment No. 22 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 28, 2006 (Accession No. # 0000935069-06-001204).

         Any  questions  with respect to this filing should be directed to me at
(617) 338-4426.

                                                         Very truly yours,

                                                         /S/ AARON REMORENKO
                                                         Aaron Remorenko

cc:      E. Godes - Kobren Insight Funds
         L. Pierce - Wilmer Culter Pickering Hale & Dorr LLP
         A. Maher - PFPC Inc.




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